Impact of Coronavirus outbreak	12 Months Ended
Aug. 31, 2021
Impact of Coronavirus outbreak
Impact of Coronavirus outbreak

25. Impact of Coronavirus outbreak

The novel coronavirus (“COVID-19”) global pandemic continues throughout the world. This pandemic has caused supply-chain issues for the Company and as a result the Company has not been able to realize on orders received in a timely manner. The full extent of the impact of COVID-19 on the Company’s business, operations and financial results will depend on evolving factors that the Company cannot accurately predict.